OPERATING EXPENSES - Schedule of Operating Expenses (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Advertising	$ 29,600	$ 3,340	$ 47,105	$ 57,218
Professional fees	92,553	53,098	552,824	263,396
Consulting	15,814	20,407	100,077	19,148
Salaries, wages and benefits	349,096	375,071	1,319,712	1,184,367
Rent	15,148	15,148	60,592	62,362
Depreciation and amortization	58,906	48,111	193,971	187,104
Settlement expense	400,000	0
Stock-based compensation	421,577	0	411,412	285,605
General and administrative	89,264	218,794	288,297	269,448
Total Operating Expenses	$ 1,471,958	$ 733,969	$ 2,973,990	$ 2,328,648